Income Tax and Deferred Taxes (Tables)	12 Months Ended
Dec. 31, 2018
INCOME TAX AND DEFERRED TAXES
Components of Income Tax Expense Benefit

The following table presents the components of the income tax expense / (benefit) for the years ended December 31, 2018, 2017 and 2016:

	For the years ended December 31,
	2018	2017	2016
Current Income Tax and Adjustments to Current Income Tax for Previous Periods	ThCh$	ThCh$	ThCh$
Current income tax	(47,354,780)	(162,820,181)	(162,033,295)
Adjustments to current tax from the previous period	(6,304,285)	(1,127,646)	(710,740)
Other current tax benefit / (expense)	(61,507,252)	15,934,106	21,380,071
Current tax expense, net	(115,166,317)	(148,013,721)	(141,363,964)
Benefit / (expense) from deferred taxes for origination and reversal of temporary differences	(43,134,500)	4,671,420	29,960,782
Adjustments to deferred taxes from the previous period	4,818,298	—	—
Total deferred tax benefit / (expense)	(38,316,202)	4,671,420	29,960,782
Income tax expense	(153,482,519)	(143,342,301)	(111,403,182)

Summary of Reconciliation of Tax Expense

The following table reconciles income taxes resulting from applying the local current tax rate to “Net income before taxes” and the actual income tax expense recorded in the accompany Consolidated Statement of Comprehensive Income for the years ended December 31, 2018, 2017 and 2016:

		12-31-2018		12-31-2017		12-31-2016
Reconciliation of Tax Expense	Rate	ThCh$	Rate	ThCh$	Rate	ThCh$
ACCOUNTING INCOME BEFORE TAX		566,330,276		666,760,212		676,674,298
Total tax income (expense) using statutory rate	(27.00%)	(152,909,175)	(25.50%)	(170,023,854)	(24.00%)	(162,401,830)
Tax effect of rates applied in other countries	—	—	0.05%	328,968
Tax effect of non-taxable operations	0.31%	1,746,052	5.67%	37,774,743	6.53%	44,163,296
Tax effect of non-tax-deductible expenses	(2.26%)	(12,786,965)	(3.11%)	(20,737,858)	(2.13%)	(14,392,926)
Tax effect of adjustments to taxes in previous periods	(1.11%)	(6,304,285)	(0.17%)	(1,127,646)	(0.11%)	(710,740)
Adjustments for prior periods deferred taxes	0.85%	4,818,298	—	—	—	—
Price level restatement for tax purposes (investments and equity)	2.11%	11,953,556	1.57%	10,443,346	3.24%	21,939,018
Total adjustments to tax expense using statutory rate	(0.10)%	(573,344)	4.00%	26,681,553	7.53%	50,998,648
Income tax benefit (expense)	(27.10%)	(153,482,519)	(21.50%)	(143,342,301)	(16.47%)	(111,403,182)

Summary of Origination and Changes in Deferred Tax Assets and Liabilities

The origination and changes in deferred tax assets and liabilities as of December 31, 2018 and 2017, are as follows:

	December 31, 2018		December 31, 2017
	Assets	Liabilities	Assets	Liabilities
Deferred Tax Assets (Liabilities)	ThCh$	ThCh$	ThCh$	ThCh$
Accumulated depreciation	9,636,857	(359,613,258)	162,315	(263,847,598)
Post-employment benefit obligations	6,131,110	(421,462)	6,336,920	(364,925)
Tax loss carryforwards	36,921,157	—	9,536,102	—
Provisions	55,080,385	—	39,890,472	—
Dismantling Provision	23,627,264	—	17,411,395	—
Provision for Civil Contingencies	4,108,710	—	3,762,772	—
Provision Contingencies Workers	430,900	—	5,989	—
Provision for doubtful trade accounts	13,253,612	—	11,976,401	—
Provision of Human Resources accounts	7,432,939	—	6,497,206	—
Other Provisions	6,226,960	—	236,709	—
Other Deferred Taxes	14,277,897	(20,921,510)	49,635,500	(10,734,675)
Capitalization of financial expenses	—	(11,202,063)	—	(4,780,923)
Recoverable taxes	—	—	10,491,314	—
Investments accounted for using the equity method - Hidroaysen	—	—	30,938,736	—
Argentina Hyperinflationary Effect	—	(425,687)	—	—
Other Deferred Taxes	14,277,897	(9,293,760)	8,205,450	(5,953,752)
Deferred Tax Assets/Liabilities before compensation	122,047,406	(380,956,230)	105,561,309	(274,947,198)
Compensation of Assets (Liabilities) for deferred taxes	(102,876,176)	102,876,176	(102,723,517)	102,723,517
Deferred Tax Assets (Liabilities) after compensation	19,171,230	(278,080,054)	2,837,792	(172,223,681)

				Changes 2018
	Opening balance January 1, 2018	Effects first application IFRS 9 and IAS 29	Net balance restated as of January 1, 2018	Increase (decrease) in profit or loss	Increase (decrease) in other comprehensive income	Acquisitions Through Business Combinations	Foreign currency translation	Other increases (decreases)	Closing balance December 31, 2018
Deferred Tax Assets (Liabilities)	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$
Accumulated depreciation	(263,685,283)	—	(263,685,283)	(3,851,978)	—	(74,336,810)	(10,342,994)	2,240,664	(349,976,401)
Post-employment benefit obligations	5,971,995	—	5,971,995	(250,223)	(10,228)	—	—	(1,896)	5,709,648
Tax loss carryforwards	9,536,102	—	9,536,102	(3,278,563)		32,058,724	2,831,404	(4,226,510)	36,921,157
Provisions	39,890,472	1,261,836	41,152,308	4,032,271	—	5,183,782	973,961	3,738,063	55,080,385
Dismantling Provision	17,411,395	—	17,411,395	4,442,928	—	1,707,519	59,520	5,902	23,627,264
Provision for Civil Contingencies	3,762,772	—	3,762,772	306,893	—	—	39,045	—	4,108,710
Provision Contingencies Workers	5,989	—	5,989	333,704	—	8,016	83,191	—	430,900
Provision for doubtful trade accounts	11,976,401	1,261,836	13,238,237	13,646	—	3,434	989	(2,694)	13,253,612
Provision of Human Resources accounts	6,497,206	—	6,497,206	178,162	—	70,795	686,776	—	7,432,939
Other Provisions	236,709		236,709	(1,243,062)	—	3,394,018	104,440	3,734,855	6,226,960
Other Deferred Taxes	38,900,825	(213,442)	38,687,383	(34,967,709)	111	—	—	(10,363,398)	(6,643,613)
Capitalization of financial expenses	(4,780,923)	—	(4,780,923)	(6,421,139)	—	—	—	—	(11,202,062)
Recoverable taxes	10,491,314	—	10,491,314	—	—	—	—	(10,491,314)	—
Investments accounted for using the equity method - Hidroaysen	30,938,736	—	30,938,736	(30,938,736)	—	—	—	—	—
Argentina Hyperinflation Effect	—	(213,442)	(213,442)	(212,245)	—	—	—	—	(425,687)
Other Deferred Taxes	2,251,698	—	2,251,698	2,604,411	111	—	—	127,916	4,984,136
Deferred Tax Assets (Liabilities)	(169,385,889)	1,048,394	(168,337,495)	(38,316,202)	(10,117)	(37,094,304)	(6,537,629)	(8,613,077)	(258,908,824)

		Changes 2017
	Opening balance January 1, 2017	Increase (decrease) in profit or loss	Increase (decrease) in other comprehensive income	Acquisitions Through Business Combinations	Foreign currency translation	Other increases (decreases)	Closing balance December 31, 2017
Deferred Tax Assets (Liabilities)	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$
Accumulated depreciation	(240,908,311)	(22,836,691)	—	—	61,222	(1,503)	(263,685,283)
Post-employment benefit obligations	6,215,828	976,808	(463,556)	—	—	(757,085)	5,971,995
Tax loss carryforwards	11,911,396	(2,375,294)	—	—	—	—	9,536,102
Provisions	36,443,610	2,940,867	—	—	—	505,995	39,890,472
Dismantling Provision	15,605,650	1,805,745	—	—	—	—	17,411,395
Provision for Civil Contingencies	1,433,216	2,329,556	—	—	—	—	3,762,772
Provision Contingencies Workers	—	5,989	—	—	—	—	5,989
Provision for doubtful trade accounts	10,812,893	1,163,508	—	—	—	—	11,976,401
Provision of Human Resources accounts	6,675,436	(81,698)	—	—	—	(96,532)	6,497,206
Other Provisions	1,916,415	(2,282,233)	—	—	—	602,527	236,709
Other Deferred Taxes	8,769,200	25,965,730	(497)	—	(28,356)	4,194,748	38,900,825
Capitalization of financial expenses	(5,101,367)	320,444	—	—	—	—	(4,780,923)
Recoverable taxes	10,295,696	—	—	—	—	195,618	10,491,314
Investments accounted for using the equity method - Hidroaysen	—	30,938,736	—	—	—	—	30,938,736
Other Deferred Taxes	3,574,871	(5,293,450)	(497)	—	(28,356)	3,999,130	2,251,698
Deferred Tax Assets (Liabilities)	(177,568,277)	4,671,420	(464,053)	—	32,866	3,942,155	(169,385,889)

Effects of Deferred Tax on Components of Other Comprehensive Income

The effects of deferred tax on the components of other comprehensive income for the years ended December 31, 2018 and 2017, are as follows:

	For the years ended December 31,
	2018			2017			2016
Effects of Deferred Tax on the Components of	Amount Before Tax	Income Tax Expense (Benefit)	Amount After Tax	Amount Before Tax	Income Tax Expense (Benefit)	Amount After Tax	Amount Before Tax	Income Tax Expense (Benefit)	Amount After Tax
Other Comprehensive Income	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$
Available-for-sale financial assets	(411)	111	(300)	1,840	(497)	1,343	(6,740)	1,820	(4,920)
Cash flow hedge	(221,906,855)	60,650,786	(161,256,069)	97,558,961	(25,701,599)	71,857,362	89,068,357	(21,116,232)	67,952,125
Share of other comprehensive income from associates and joint ventures accounted for using the equity method		—	—	(1,490)	—	(1,490)	(11,691,509)	—	(11,691,075)
Foreign currency translation	107,492,316	—	107,492,316	(3,686,549)	—	(3,686,549)	(3,532,410)	—	(3,532,844)
Actuarial gains(losses) on defined-benefit pension plans	37,881	(10,228)	27,653	1,716,875	(463,556)	1,253,319	(6,618,514)	1,786,999	(4,831,515)
Income tax related to components of other comprehensive income	(114,377,069)	60,640,669	(53,736,400)	95,589,637	(26,165,652)	69,423,985	67,219,184	(19,327,413)	47,891,771

Movements in Deferred Taxes for Components of Other Comprehensive Income

The following table is a reconciliation of the movement of deferred taxes between the balance sheet and income taxes in other comprehensive income as of December 31, 2018 and 2017.

	For the years ended December 31,
	2018	2017	2016
Reconciliation of changes in deferred taxes of components of other comprehensive income	ThCh$	ThCh$	ThCh$
Total increases (decreases) for deferred taxes of other comprehensive income from continuing operations	(10,117)	(464,053)	1,788,821
Income tax of changes in cash flow hedge transactions	60,650,786	(25,701,599)	(21,116,234)
Total income tax relating to components of other comprehensive income	60,640,669	(26,165,652)	(19,327,413)